Note Exchange Agreement (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Repayments from note payable					$ 46,422	$ 46,422
Long-term notes payable		$ 330,887		330,887		121,848
Interest on debt		1,843	$ 1,843	5,488	$ 3,065	$ 4,907	$ 0
Short term notes payable, current		$ 121,848		$ 121,848
Note Exchange Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	6.00%
Debt instrument, interest rate basis for effective rate	In the event that any amount due under a Note is not paid as and when due, such amounts will accrue interest at the rate of 12% per year, simple interest, non-compounding, until paid.
Debt instrument, effective interest rate	12.00%